UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818350.100

AFF5-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.2%
	Shares	Value
Domestic Equity Funds - 41.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	219,462	$ 2,552,349
Fidelity Advisor Equity Growth Fund Institutional Class	27,522	1,294,894
Fidelity Advisor Equity Income Fund Institutional Class	86,804	2,474,791
Fidelity Advisor Growth & Income Fund Institutional Class	160,814	2,595,531
Fidelity Advisor Large Cap Fund Institutional Class	170,664	2,587,273
Fidelity Advisor Mid-Cap Fund Institutional Class	31,816	785,538
Fidelity Advisor Small Cap Fund Institutional Class	29,945	771,993
TOTAL DOMESTIC EQUITY FUNDS		13,062,369
International Equity Funds - 5.1%
Fidelity Advisor Diversified International Fund Institutional Class	43,041	815,201
Fidelity Advisor Overseas Fund Institutional Class	46,342	805,425
TOTAL INTERNATIONAL EQUITY FUNDS		1,620,626
TOTAL EQUITY FUNDS (Cost $14,136,183)		14,682,995
Fixed-Income Funds - 41.7%

High Yield Fixed-Income Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	170,008	1,609,972
Investment Grade Fixed-Income Funds - 36.6%
Fidelity Advisor Government Investment Fund Institutional Class	564,397	5,717,344
Fidelity Advisor Intermediate Bond Fund Institutional Class	530,683	5,906,502
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		11,623,846
TOTAL FIXED-INCOME FUNDS (Cost $13,151,677)		13,233,818
Short-Term Funds - 12.1%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	199,646	1,896,633
Fidelity Cash Reserves Fund	1,937,890	1,937,890
TOTAL SHORT-TERM FUNDS (Cost $3,839,709)		3,834,523
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $31,127,569)		$ 31,751,336
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $31,127,955. Net unrealized appreciation aggregated $623,381, of which $705,632 related to appreciated investment securities and $82,251 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818354.100

AFF10-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.4%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,812,413	$ 21,078,368
Fidelity Advisor Equity Growth Fund Institutional Class	227,016	10,681,122
Fidelity Advisor Equity Income Fund Institutional Class	744,268	21,219,075
Fidelity Advisor Growth & Income Fund Institutional Class	1,290,177	20,823,461
Fidelity Advisor Large Cap Fund Institutional Class	1,396,771	21,175,042
Fidelity Advisor Mid-Cap Fund Institutional Class	264,415	6,528,398
Fidelity Advisor Small Cap Fund Institutional Class	256,331	6,608,210
TOTAL DOMESTIC EQUITY FUNDS		108,113,676
International Equity Funds - 5.2%
Fidelity Advisor Diversified International Fund Institutional Class	363,851	6,891,339
Fidelity Advisor Overseas Fund Institutional Class	394,381	6,854,339
TOTAL INTERNATIONAL EQUITY FUNDS		13,745,678
TOTAL EQUITY FUNDS (Cost $116,594,324)		121,859,354
Fixed-Income Funds - 44.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,422,411	13,470,235
Investment Grade Fixed-Income Funds - 39.2%
Fidelity Advisor Government Investment Fund Institutional Class	5,077,933	51,439,464
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,622,476	51,448,163
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		102,887,627
TOTAL FIXED-INCOME FUNDS (Cost $116,049,770)		116,357,862
Short-Term Funds - 9.3%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,249,649	11,871,668
Fidelity Cash Reserves Fund	12,753,574	12,753,574
TOTAL SHORT-TERM FUNDS (Cost $24,680,418)		24,625,242
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $257,324,512)		$ 262,842,458
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $257,328,508. Net unrealized appreciation aggregated $5,513,950, of which $6,606,958 related to appreciated investment securities and $1,093,008 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818355.100

AFF15-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.7%
	Shares	Value
Domestic Equity Funds - 51.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,646,771	$ 19,151,943
Fidelity Advisor Equity Growth Fund Institutional Class	206,037	9,694,042
Fidelity Advisor Equity Income Fund Institutional Class	672,724	19,179,351
Fidelity Advisor Growth & Income Fund Institutional Class	1,177,294	19,001,522
Fidelity Advisor Large Cap Fund Institutional Class	1,266,933	19,206,700
Fidelity Advisor Mid-Cap Fund Institutional Class	239,171	5,905,126
Fidelity Advisor Small Cap Fund Institutional Class	228,957	5,902,515
TOTAL DOMESTIC EQUITY FUNDS		98,041,199
International Equity Funds - 8.6%
Fidelity Advisor Diversified International Fund Institutional Class	437,362	8,283,637
Fidelity Advisor Overseas Fund Institutional Class	473,623	8,231,559
TOTAL INTERNATIONAL EQUITY FUNDS		16,515,196
TOTAL EQUITY FUNDS (Cost $111,439,055)		114,556,395
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 6.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,383,228	13,099,172
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Advisor Government Investment Fund Institutional Class	2,766,524	28,024,888
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,521,577	28,065,155
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		56,090,043
TOTAL FIXED-INCOME FUNDS (Cost $68,862,019)		69,189,215
Short-Term Funds - 4.2%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	340,787	3,237,475
Fidelity Cash Reserves Fund	4,832,474	4,832,474
TOTAL SHORT-TERM FUNDS (Cost $8,081,949)		8,069,949
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $188,383,023)		$ 191,815,559
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $188,384,819. Net unrealized appreciation aggregated $3,430,740, of which $4,248,814 related to appreciated investment securities and $818,074 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818359.100

AFF20-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.9%
	Shares	Value
Domestic Equity Funds - 59.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	4,728,685	$ 54,994,605
Fidelity Advisor Equity Growth Fund Institutional Class	592,077	27,857,211
Fidelity Advisor Equity Income Fund Institutional Class	1,911,566	54,498,753
Fidelity Advisor Growth & Income Fund Institutional Class	3,369,623	54,385,721
Fidelity Advisor Large Cap Fund Institutional Class	3,612,256	54,761,801
Fidelity Advisor Mid-Cap Fund Institutional Class	683,870	16,884,742
Fidelity Advisor Small Cap Fund Institutional Class	656,030	16,912,459
TOTAL DOMESTIC EQUITY FUNDS		280,295,292
International Equity Funds - 10.0%
Fidelity Advisor Diversified International Fund Institutional Class	1,224,816	23,198,024
Fidelity Advisor Overseas Fund Institutional Class	1,344,579	23,368,781
TOTAL INTERNATIONAL EQUITY FUNDS		46,566,805
TOTAL EQUITY FUNDS (Cost $311,751,280)		326,862,097
Fixed-Income Funds - 30.1%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,677,851	34,829,249
Investment Grade Fixed-Income Funds - 22.6%
Fidelity Advisor Government Investment Fund Institutional Class	5,217,467	52,852,941
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,749,282	52,859,509
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		105,712,450
TOTAL FIXED-INCOME FUNDS (Cost $139,706,883)		140,541,699
Short-Term Funds- 0.0%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	17,573	166,940
Fidelity Cash Reserves Fund	243,695	243,695
TOTAL SHORT-TERM FUNDS (Cost $410,842)		410,635
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $451,869,005)		$ 467,814,431
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $451,870,515. Net unrealized appreciation aggregated $15,943,916, of which $17,536,784 related to appreciated investment securities and $1,592,868 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818367.100

AFF25-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 75.1%
	Shares	Value
Domestic Equity Funds - 64.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,679,147	$ 19,528,476
Fidelity Advisor Equity Growth Fund Institutional Class	208,410	9,805,670
Fidelity Advisor Equity Income Fund Institutional Class	681,277	19,423,214
Fidelity Advisor Growth & Income Fund Institutional Class	1,213,013	19,578,038
Fidelity Advisor Large Cap Fund Institutional Class	1,277,710	19,370,087
Fidelity Advisor Mid-Cap Fund Institutional Class	239,796	5,920,570
Fidelity Advisor Small Cap Fund Institutional Class	225,913	5,824,031
TOTAL DOMESTIC EQUITY FUNDS		99,450,086
International Equity Funds - 11.1%
Fidelity Advisor Diversified International Fund Institutional Class	456,969	8,654,989
Fidelity Advisor Overseas Fund Institutional Class	492,983	8,568,046
TOTAL INTERNATIONAL EQUITY FUNDS		17,223,035
TOTAL EQUITY FUNDS (Cost $113,705,829)		116,673,121
Fixed-Income Funds - 24.8%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,227,368	11,623,177
Investment Grade Fixed-Income Funds - 17.3%
Fidelity Advisor Government Investment Fund Institutional Class	1,326,780	13,440,284
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,210,878	13,477,068
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		26,917,352
TOTAL FIXED-INCOME FUNDS (Cost $38,266,721)		38,540,529
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.82%, dated 6/30/05 due 7/1/05) (Cost $92,000)	$ 92,007	92,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $152,064,550)		$ 155,305,650
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $152,065,274. Net unrealized appreciation aggregated $3,240,376, of which $3,792,666 related to appreciated investment securities and $552,290 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818364.100

AFF30-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 70.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,078,124	$ 35,798,577
Fidelity Advisor Equity Growth Fund Institutional Class	385,248	18,125,918
Fidelity Advisor Equity Income Fund Institutional Class	1,242,914	35,435,471
Fidelity Advisor Growth & Income Fund Institutional Class	2,197,210	35,462,974
Fidelity Advisor Large Cap Fund Institutional Class	2,367,848	35,896,582
Fidelity Advisor Mid-Cap Fund Institutional Class	441,164	10,892,345
Fidelity Advisor Small Cap Fund Institutional Class	416,906	10,747,825
TOTAL DOMESTIC EQUITY FUNDS		182,359,692
International Equity Funds - 12.4%
Fidelity Advisor Diversified International Fund Institutional Class	847,709	16,055,608
Fidelity Advisor Overseas Fund Institutional Class	934,987	16,250,074
TOTAL INTERNATIONAL EQUITY FUNDS		32,305,682
TOTAL EQUITY FUNDS (Cost $205,479,436)		214,665,374
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,038,270	19,302,419
Investment Grade Fixed-Income Funds - 10.1%
Fidelity Advisor Government Investment Fund Institutional Class	1,293,119	13,099,295
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,178,068	13,111,896
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		26,211,191
TOTAL FIXED-INCOME FUNDS (Cost $45,162,634)		45,513,610
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $250,642,070)		$ 260,178,984
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $250,642,727. Net unrealized appreciation aggregated $9,536,257, of which $10,417,970 related to appreciated investment securities and $881,713 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818365.100

AFF35-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.4%
	Shares	Value
Domestic Equity Funds - 71.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	720,624	$ 8,380,852
Fidelity Advisor Equity Growth Fund Institutional Class	88,239	4,151,624
Fidelity Advisor Equity Income Fund Institutional Class	298,083	8,498,340
Fidelity Advisor Growth & Income Fund Institutional Class	530,736	8,566,074
Fidelity Advisor Large Cap Fund Institutional Class	546,713	8,288,171
Fidelity Advisor Mid-Cap Fund Institutional Class	100,209	2,474,149
Fidelity Advisor Small Cap Fund Institutional Class	96,838	2,496,478
TOTAL DOMESTIC EQUITY FUNDS		42,855,688
International Equity Funds - 13.0%
Fidelity Advisor Diversified International Fund Institutional Class	205,124	3,885,048
Fidelity Advisor Overseas Fund Institutional Class	224,112	3,895,066
TOTAL INTERNATIONAL EQUITY FUNDS		7,780,114
TOTAL EQUITY FUNDS (Cost $49,321,900)		50,635,802
Fixed-Income Funds - 15.6%

High Yield Fixed-Income Funds - 8.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	530,565	5,024,449
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Advisor Government Investment Fund Institutional Class	213,643	2,164,201
Fidelity Advisor Intermediate Bond Fund Institutional Class	195,079	2,171,233
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,335,434
TOTAL FIXED-INCOME FUNDS (Cost $9,293,594)		9,359,883
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $58,615,494)		$ 59,995,685
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $58,615,632. Net unrealized appreciation aggregated $1,380,053, of which $1,668,737 related to appreciated investment securities and $288,684 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818366.100

AFF40-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.9%
	Shares	Value
Domestic Equity Funds - 69.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,298,928	$ 26,736,527
Fidelity Advisor Equity Growth Fund Institutional Class	286,744	13,491,324
Fidelity Advisor Equity Income Fund Institutional Class	920,488	26,243,127
Fidelity Advisor Growth & Income Fund Institutional Class	1,644,047	26,534,922
Fidelity Advisor Large Cap Fund Institutional Class	1,758,876	26,664,567
Fidelity Advisor Mid-Cap Fund Institutional Class	327,311	8,081,314
Fidelity Advisor Small Cap Fund Institutional Class	331,878	8,555,816
TOTAL DOMESTIC EQUITY FUNDS		136,307,597
International Equity Funds - 15.0%
Fidelity Advisor Diversified International Fund Institutional Class	771,020	14,603,115
Fidelity Advisor Overseas Fund Institutional Class	841,941	14,632,935
TOTAL INTERNATIONAL EQUITY FUNDS		29,236,050
TOTAL EQUITY FUNDS (Cost $159,191,305)		165,543,647
Fixed-Income Funds - 15.1%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,053,090	19,442,762
Investment Grade Fixed-Income Funds - 5.1%
Fidelity Advisor Government Investment Fund Institutional Class	488,966	4,953,227
Fidelity Advisor Intermediate Bond Fund Institutional Class	445,729	4,960,963
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,914,190
TOTAL FIXED-INCOME FUNDS (Cost $29,052,843)		29,356,952
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $188,244,148)		$ 194,900,599
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $188,244,811. Net unrealized appreciation aggregated $6,655,788, of which $7,363,840 related to appreciated investment securities and $708,052 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2005

1.818360.100

AFF-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.6%
	Shares	Value
Domestic Equity Funds - 20.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	214,305	$ 2,492,369
Fidelity Advisor Equity Growth Fund Institutional Class	26,623	1,252,603
Fidelity Advisor Equity Income Fund Institutional Class	90,267	2,573,500
Fidelity Advisor Growth & Income Fund Institutional Class	151,757	2,449,363
Fidelity Advisor Large Cap Fund Institutional Class	158,299	2,399,808
Fidelity Advisor Mid-Cap Fund Institutional Class	32,314	797,841
Fidelity Advisor Small Cap Fund Institutional Class	32,604	840,539
TOTAL EQUITY FUNDS (Cost $12,051,102)		12,806,023
Fixed-Income Funds - 40.8%

High Yield Fixed-Income Funds - 0.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,329	59,935
Investment Grade Fixed-Income Funds - 40.7%
Fidelity Advisor Government Investment Fund Institutional Class	1,246,713	12,629,204
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,137,186	12,656,877
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		25,286,081
TOTAL FIXED-INCOME FUNDS (Cost $25,321,477)		25,346,016
Short-Term Funds - 38.6%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,187,523	11,281,467
Fidelity Cash Reserves Fund	12,639,418	12,639,418
TOTAL SHORT-TERM FUNDS (Cost $23,976,885)		23,920,885
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $61,349,464)		$ 62,072,924
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $61,349,572. Net unrealized appreciation aggregated $723,352, of which $960,377 related to appreciated investment securities and $237,025 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

June 30, 2005

1.818351.100

F00-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 23.2%
	Shares	Value
Domestic Equity Funds - 22.7%
Fidelity Blue Chip Growth Fund	1,313,301	$ 53,635,202
Fidelity Disciplined Equity Fund	2,318,894	60,128,931
Fidelity Equity-Income Fund	1,174,563	60,302,081
Fidelity Fund	1,133,555	33,711,941
Fidelity Growth & Income Portfolio	1,516,014	56,820,188
Fidelity Growth Company Fund	628,797	35,112,005
Fidelity Mid-Cap Stock Fund	1,481,236	35,105,285
Fidelity OTC Portfolio	787,728	26,893,024
Fidelity Small Cap Growth Fund	13,331	162,238
Fidelity Small Cap Independence Fund	8,169	165,259
Fidelity Small Cap Value Fund	13,653	162,201
Fidelity Value Fund	2,541	189,286
TOTAL DOMESTIC EQUITY FUNDS		362,387,641
International Equity Funds - 0.5%
Fidelity Diversified International Fund	66,276	1,908,759
Fidelity Europe Fund	86,753	3,055,430
Fidelity Japan Fund	52,057	638,740
Fidelity Overseas Fund	50,145	1,744,036
Fidelity Southeast Asia Fund	26,736	474,303
TOTAL INTERNATIONAL EQUITY FUNDS		7,821,268
TOTAL EQUITY FUNDS (Cost $338,231,250)		370,208,909
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 0.7%
Fidelity Capital & Income Fund	728,867	6,107,906
Fidelity High Income Fund	545,227	4,825,262
TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,933,168
Investment Grade Fixed-Income Funds - 39.9%
Fidelity Government Income Fund	23,090,030	238,750,914
Fidelity Intermediate Bond Fund	14,817,846	155,291,031
Fidelity Investment Grade Bond Fund	32,198,462	242,132,434
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		636,174,379
TOTAL FIXED-INCOME FUNDS (Cost $626,543,259)		647,107,547
Short-Term Funds - 36.2%
Fidelity Retirement Money Market Portfolio	576,047,837	576,047,837
Fidelity Short-Term Bond Fund	193,717	1,733,767
TOTAL SHORT-TERM FUNDS (Cost $577,781,277)		577,781,604
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,542,555,786)		$ 1,595,098,060
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,544,687,339. Net unrealized appreciation aggregated $50,410,721, of which $56,553,069 related to appreciated investment securities and $6,142,348 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

June 30, 2005

1.818352.100

F05-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.4%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity Blue Chip Growth Fund	441,309	$ 18,023,042
Fidelity Disciplined Equity Fund	695,789	18,041,810
Fidelity Equity-Income Fund	346,912	17,810,462
Fidelity Fund	426,531	12,685,020
Fidelity Growth & Income Portfolio	497,938	18,662,730
Fidelity Growth Company Fund	208,312	11,632,136
Fidelity Mid-Cap Stock Fund	503,663	11,936,803
Fidelity OTC Portfolio	280,351	9,571,171
Fidelity Small Cap Growth Fund	4,280	52,082
Fidelity Small Cap Independence Fund	5,148	104,135
Fidelity Small Cap Value Fund	4,341	51,570
Fidelity Value Fund	8,058	600,229
TOTAL DOMESTIC EQUITY FUNDS		119,171,190
International Equity Funds - 4.9%
Fidelity Diversified International Fund	124,900	3,597,123
Fidelity Europe Fund	143,049	5,038,171
Fidelity Japan Fund	114,933	1,410,228
Fidelity Overseas Fund	102,900	3,578,860
Fidelity Southeast Asia Fund	40,698	721,989
TOTAL INTERNATIONAL EQUITY FUNDS		14,346,371
TOTAL EQUITY FUNDS (Cost $128,067,360)		133,517,561
Fixed-Income Funds - 43.3%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	875,395	7,335,811
Fidelity High Income Fund	828,240	7,329,921
TOTAL HIGH YIELD FIXED-INCOME FUNDS		14,665,732
Investment Grade Fixed-Income Funds - 38.3%
Fidelity Government Income Fund	4,110,458	42,502,133
Fidelity Intermediate Bond Fund	2,650,445	27,776,661
Fidelity Investment Grade Bond Fund	5,646,004	42,457,953
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		112,736,747
TOTAL FIXED-INCOME FUNDS (Cost $127,036,770)		127,402,479
Short-Term Funds - 11.3%

Fidelity Retirement Money Market Portfolio	32,467,637	32,467,637
Fidelity Short-Term Bond Fund	113,218	1,013,297
TOTAL SHORT-TERM FUNDS (Cost $33,480,469)		33,480,934
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $288,584,599)		$ 294,400,974
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $288,584,609. Net unrealized appreciation aggregated $5,816,365, of which $6,454,560 related to appreciated investment securities and $638,195 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

June 30, 2005

1.818356.100

F10-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.0%
	Shares	Value
Domestic Equity Funds - 42.0%
Fidelity Blue Chip Growth Fund	13,396,656	$ 547,119,448
Fidelity Disciplined Equity Fund	23,047,681	597,626,362
Fidelity Equity-Income Fund	11,517,824	591,325,091
Fidelity Fund	17,714,484	526,828,740
Fidelity Growth & Income Portfolio	15,243,857	571,339,772
Fidelity Growth Company Fund	6,285,484	350,981,428
Fidelity Mid-Cap Stock Fund	14,924,505	353,710,765
Fidelity OTC Portfolio	8,046,030	274,691,479
Fidelity Small Cap Growth Fund	81,814	995,671
Fidelity Small Cap Independence Fund	53,687	1,086,097
Fidelity Small Cap Value Fund	83,642	993,665
Fidelity Value Fund	62,167	4,630,833
TOTAL DOMESTIC EQUITY FUNDS		3,821,329,351
International Equity Funds - 6.0%
Fidelity Diversified International Fund	4,701,845	135,413,145
Fidelity Europe Fund	5,879,860	207,088,683
Fidelity Japan Fund	3,702,914	45,434,756
Fidelity Overseas Fund	3,571,128	124,203,816
Fidelity Southeast Asia Fund	1,618,643	28,714,724
TOTAL INTERNATIONAL EQUITY FUNDS		540,855,124
TOTAL EQUITY FUNDS (Cost $4,042,045,290)		4,362,184,475
Fixed-Income Funds - 43.5%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	38,855,550	325,609,507
Fidelity High Income Fund	23,515,659	208,113,578
TOTAL HIGH YIELD FIXED-INCOME FUNDS		533,723,085
Investment Grade Fixed-Income Funds - 37.6%
Fidelity Government Income Fund	124,309,143	1,285,356,539
Fidelity Intermediate Bond Fund	79,450,071	832,636,744
Fidelity Investment Grade Bond Fund	172,449,306	1,296,818,782
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,414,812,065
TOTAL FIXED-INCOME FUNDS (Cost $3,855,802,063)		3,948,535,150
Short-Term Funds - 8.5%
	Shares	Value
Fidelity Retirement Money Market Portfolio	773,761,976	$ 773,761,976
Fidelity Short-Term Bond Fund	549,636	4,919,246
TOTAL SHORT-TERM FUNDS (Cost $778,679,813)		778,681,222
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,676,527,166)		$ 9,089,400,847
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $8,718,287,775. Net unrealized appreciation aggregated $371,113,072, of which $562,071,863 related to appreciated investment securities and $190,958,791 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

June 30, 2005

1.818357.100

F15-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Blue Chip Growth Fund	2,323,981	$ 94,911,392
Fidelity Disciplined Equity Fund	3,635,667	94,272,851
Fidelity Equity-Income Fund	1,765,770	90,654,607
Fidelity Fund	2,059,639	61,253,675
Fidelity Growth & Income Portfolio	2,624,529	98,367,353
Fidelity Growth Company Fund	1,103,732	61,632,381
Fidelity Mid-Cap Stock Fund	2,670,448	63,289,607
Fidelity OTC Portfolio	1,386,240	47,326,246
Fidelity Small Cap Growth Fund	24,558	298,869
Fidelity Small Cap Independence Fund	29,593	598,660
Fidelity Small Cap Value Fund	24,861	295,344
Fidelity Value Fund	47,134	3,511,011
TOTAL DOMESTIC EQUITY FUNDS		616,411,996
International Equity Funds - 8.6%
Fidelity Diversified International Fund	897,252	25,840,845
Fidelity Europe Fund	1,035,108	36,456,490
Fidelity Japan Fund	826,761	10,144,354
Fidelity Overseas Fund	735,932	25,595,707
Fidelity Southeast Asia Fund	288,090	5,110,722
TOTAL INTERNATIONAL EQUITY FUNDS		103,148,118
TOTAL EQUITY FUNDS (Cost $692,105,883)		719,560,114
Fixed-Income Funds - 35.9%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	4,857,591	40,706,609
Fidelity High Income Fund	4,594,267	40,659,264
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,365,873
Investment Grade Fixed-Income Funds - 29.2%
Fidelity Government Income Fund	12,808,715	132,442,116
Fidelity Intermediate Bond Fund	8,265,539	86,622,847
Fidelity Investment Grade Bond Fund	17,583,186	132,225,562
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		351,290,525
TOTAL FIXED-INCOME FUNDS (Cost $431,202,922)		432,656,398
Short-Term Funds - 4.3%
Fidelity Retirement Money Market Portfolio	50,050,955	50,050,955
Fidelity Short-Term Bond Fund	130,747	1,170,186
TOTAL SHORT-TERM FUNDS (Cost $51,220,572)		51,221,141
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,174,529,377)		$ 1,203,437,653
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,174,529,524. Net unrealized appreciation aggregated $28,908,129, of which $32,004,637 related to appreciated investment securities and $3,096,508 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

June 30, 2005

1.818361.100

F20-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.1%
	Shares	Value
Domestic Equity Funds - 60.1%
Fidelity Blue Chip Growth Fund	22,677,549	$ 926,151,084
Fidelity Disciplined Equity Fund	38,378,444	995,153,056
Fidelity Equity-Income Fund	19,011,791	976,065,368
Fidelity Fund	28,751,719	855,076,119
Fidelity Growth & Income Portfolio	25,616,819	960,118,365
Fidelity Growth Company Fund	10,562,122	589,788,866
Fidelity Mid-Cap Stock Fund	25,162,151	596,342,984
Fidelity OTC Portfolio	13,674,552	466,849,219
Fidelity Small Cap Growth Fund	104,642	1,273,489
Fidelity Small Cap Independence Fund	73,714	1,491,227
Fidelity Small Cap Value Fund	106,835	1,269,198
Fidelity Value Fund	104,719	7,800,551
TOTAL DOMESTIC EQUITY FUNDS		6,377,379,526
International Equity Funds - 11.0%
Fidelity Diversified International Fund	10,072,126	290,077,221
Fidelity Europe Fund	12,544,573	441,819,858
Fidelity Japan Fund	8,127,258	99,721,450
Fidelity Overseas Fund	7,712,645	268,245,800
Fidelity Southeast Asia Fund	3,415,420	60,589,552
TOTAL INTERNATIONAL EQUITY FUNDS		1,160,453,881
TOTAL EQUITY FUNDS (Cost $6,862,893,976)		7,537,833,407
Fixed-Income Funds - 28.9%

High Yield Fixed-Income Funds - 7.9%
Fidelity Capital & Income Fund	53,465,155	448,038,001
Fidelity High Income Fund	44,171,632	390,918,942
TOTAL HIGH YIELD FIXED-INCOME FUNDS		838,956,943
Investment Grade Fixed-Income Funds - 21.0%
Fidelity Government Income Fund	81,116,034	838,739,792
Fidelity Intermediate Bond Fund	51,724,125	542,068,829
Fidelity Investment Grade Bond Fund	112,260,437	844,198,487
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,225,007,108
TOTAL FIXED-INCOME FUNDS (Cost $2,992,621,269)		3,063,964,051
Short-Term Funds - 0.0%
Fidelity Retirement Money Market Portfolio (Cost $5,270,511)	5,270,511	5,270,511
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,860,785,756)		$ 10,607,067,969
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $9,883,957,635. Net unrealized appreciation aggregated $723,110,334, of which $920,514,124 related to appreciated investment securities and $197,403,790 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

June 30, 2005

1.818369.100

F25-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 75.4%
	Shares	Value
Domestic Equity Funds - 64.4%
Fidelity Blue Chip Growth Fund	2,207,306	$ 90,146,359
Fidelity Disciplined Equity Fund	3,339,317	86,588,478
Fidelity Equity-Income Fund	1,654,792	84,957,003
Fidelity Fund	1,928,091	57,341,438
Fidelity Growth & Income Portfolio	2,459,155	92,169,135
Fidelity Growth Company Fund	1,060,588	59,223,228
Fidelity Mid-Cap Stock Fund	2,561,039	60,696,615
Fidelity OTC Portfolio	1,336,749	45,636,627
Fidelity Small Cap Growth Fund	28,803	350,530
Fidelity Small Cap Independence Fund	38,430	777,436
Fidelity Small Cap Value Fund	29,148	346,284
Fidelity Value Fund	56,359	4,198,212
TOTAL DOMESTIC EQUITY FUNDS		582,431,345
International Equity Funds - 11.0%
Fidelity Diversified International Fund	877,136	25,261,524
Fidelity Europe Fund	997,316	35,125,486
Fidelity Japan Fund	806,055	9,890,301
Fidelity Overseas Fund	708,859	24,654,133
Fidelity Southeast Asia Fund	275,347	4,884,649
TOTAL INTERNATIONAL EQUITY FUNDS		99,816,093
TOTAL EQUITY FUNDS (Cost $658,049,612)		682,247,438
Fixed-Income Funds - 24.6%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	4,025,265	33,731,723
Fidelity High Income Fund	3,795,594	33,591,006
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,322,729
Investment Grade Fixed-Income Funds - 17.2%
Fidelity Government Income Fund	5,686,918	58,802,737
Fidelity Intermediate Bond Fund	3,663,453	38,392,991
Fidelity Investment Grade Bond Fund	7,800,829	58,662,232
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		155,857,960
TOTAL FIXED-INCOME FUNDS (Cost $222,534,406)		223,180,689
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $880,584,018)		$ 905,428,127
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $880,584,131. Net unrealized appreciation aggregated $24,843,996, of which $27,384,892 related to appreciated investment securities and $2,540,896 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

June 30, 2005

1.818370.100

F30-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.9%
	Shares	Value
Domestic Equity Funds - 69.3%
Fidelity Blue Chip Growth Fund	15,505,243	$ 633,234,107
Fidelity Disciplined Equity Fund	26,200,915	679,389,733
Fidelity Equity-Income Fund	12,963,501	665,546,138
Fidelity Fund	19,313,814	574,392,834
Fidelity Growth & Income Portfolio	17,505,806	656,117,614
Fidelity Growth Company Fund	7,224,481	403,415,026
Fidelity Mid-Cap Stock Fund	17,189,121	407,382,159
Fidelity OTC Portfolio	9,341,230	318,909,601
Fidelity Small Cap Growth Fund	61,837	752,551
Fidelity Small Cap Independence Fund	72,973	1,476,239
Fidelity Small Cap Value Fund	63,028	748,778
Fidelity Value Fund	75,990	5,660,510
TOTAL DOMESTIC EQUITY FUNDS		4,347,025,290
International Equity Funds - 13.6%
Fidelity Diversified International Fund	7,389,348	212,813,223
Fidelity Europe Fund	9,212,617	324,468,355
Fidelity Japan Fund	6,033,903	74,035,987
Fidelity Overseas Fund	5,672,288	197,282,189
Fidelity Southeast Asia Fund	2,510,283	44,532,418
TOTAL INTERNATIONAL EQUITY FUNDS		853,132,172
TOTAL EQUITY FUNDS (Cost $4,815,149,317)		5,200,157,462
Fixed-Income Funds - 17.1%

High Yield Fixed-Income Funds - 7.9%
Fidelity Capital & Income Fund	31,730,225	265,899,288
Fidelity High Income Fund	26,004,792	230,142,413
TOTAL HIGH YIELD FIXED-INCOME FUNDS		496,041,701
Investment Grade Fixed-Income Funds - 9.2%
Fidelity Government Income Fund	21,124,381	218,426,095
Fidelity Intermediate Bond Fund	13,369,623	140,113,651
Fidelity Investment Grade Bond Fund	29,226,334	219,782,029
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		578,321,775
TOTAL FIXED-INCOME FUNDS (Cost $1,048,441,809)		1,074,363,476
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,863,591,126)		$ 6,274,520,938
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,875,518,698. Net unrealized appreciation aggregated $399,002,240, of which $595,500,592 related to appreciated investment securities and $196,498,352 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

June 30, 2005

1.818371.100

F35-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.9%
	Shares	Value
Domestic Equity Funds - 70.5%
Fidelity Blue Chip Growth Fund	1,261,374	$ 51,514,505
Fidelity Disciplined Equity Fund	1,930,250	50,051,373
Fidelity Equity-Income Fund	931,941	47,845,866
Fidelity Fund	1,078,463	32,073,481
Fidelity Growth & Income Portfolio	1,416,804	53,101,813
Fidelity Growth Company Fund	604,080	33,731,846
Fidelity Mid-Cap Stock Fund	1,459,162	34,582,141
Fidelity OTC Portfolio	731,070	24,958,725
Fidelity Small Cap Growth Fund	17,881	217,617
Fidelity Small Cap Independence Fund	19,750	399,545
Fidelity Small Cap Value Fund	18,012	213,980
Fidelity Value Fund	29,792	2,219,220
TOTAL DOMESTIC EQUITY FUNDS		330,910,112
International Equity Funds - 13.4%
Fidelity Diversified International Fund	551,740	15,890,109
Fidelity Europe Fund	622,788	21,934,592
Fidelity Japan Fund	515,108	6,320,372
Fidelity Overseas Fund	457,091	15,897,634
Fidelity Southeast Asia Fund	176,546	3,131,920
TOTAL INTERNATIONAL EQUITY FUNDS		63,174,627
TOTAL EQUITY FUNDS (Cost $380,503,355)		394,084,739
Fixed-Income Funds - 16.1%

High Yield Fixed-Income Funds - 8.5%
Fidelity Capital & Income Fund	2,378,539	19,932,155
Fidelity High Income Fund	2,272,767	20,113,988
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,046,143
Investment Grade Fixed-Income Funds - 7.6%
Fidelity Government Income Fund	1,296,846	13,409,383
Fidelity Intermediate Bond Fund	836,094	8,762,266
Fidelity Investment Grade Bond Fund	1,780,192	13,387,044
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		35,558,693
TOTAL FIXED-INCOME FUNDS (Cost $75,429,400)		75,604,836
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $455,932,755)		$ 469,689,575
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $455,932,852. Net unrealized appreciation aggregated $13,756,723, of which $15,283,178 related to appreciated investment securities and $1,526,455 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

June 30, 2005

1.818372.100

F40-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.2%
	Shares	Value
Domestic Equity Funds - 70.7%
Fidelity Blue Chip Growth Fund	6,134,430	$ 250,530,130
Fidelity Disciplined Equity Fund	10,192,457	264,290,416
Fidelity Equity-Income Fund	5,006,091	257,012,708
Fidelity Fund	6,858,386	203,968,401
Fidelity Growth & Income Portfolio	6,914,568	259,158,005
Fidelity Growth Company Fund	2,889,099	161,327,289
Fidelity Mid-Cap Stock Fund	6,837,582	162,050,691
Fidelity OTC Portfolio	3,767,788	128,632,283
Fidelity Small Cap Growth Fund	44,317	539,341
Fidelity Small Cap Independence Fund	41,440	838,338
Fidelity Small Cap Value Fund	45,105	535,850
Fidelity Value Fund	50,191	3,738,694
TOTAL DOMESTIC EQUITY FUNDS		1,692,622,146
International Equity Funds - 15.5%
Fidelity Diversified International Fund	3,159,385	90,990,301
Fidelity Europe Fund	3,929,459	138,395,538
Fidelity Japan Fund	2,772,272	34,015,773
Fidelity Overseas Fund	2,528,122	87,928,088
Fidelity Southeast Asia Fund	1,075,449	19,078,471
TOTAL INTERNATIONAL EQUITY FUNDS		370,408,171
TOTAL EQUITY FUNDS (Cost $1,836,047,091)		2,063,030,317
Fixed-Income Funds - 13.8%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	14,191,913	118,928,235
Fidelity High Income Fund	13,325,072	117,926,884
TOTAL HIGH YIELD FIXED-INCOME FUNDS		236,855,119
Investment Grade Fixed-Income Funds - 3.9%
Fidelity Government Income Fund	3,399,318	35,148,951
Fidelity Intermediate Bond Fund	2,099,943	22,007,402
Fidelity Investment Grade Bond Fund	4,676,914	35,170,390
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		92,326,743
TOTAL FIXED-INCOME FUNDS (Cost $316,431,245)		329,181,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,152,478,336)		$ 2,392,212,179
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,153,970,500. Net unrealized appreciation aggregated $238,241,679, of which $249,649,913 related to appreciated investment securities and $11,408,234 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

June 30, 2005

1.818362.100

FRI-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 20.2%
Fidelity Blue Chip Growth Fund	1,496,643	$ 61,122,910
Fidelity Disciplined Equity Fund	2,520,120	65,346,717
Fidelity Equity-Income Fund	1,253,161	64,337,282
Fidelity Fund	1,387,775	41,272,420
Fidelity Growth & Income Portfolio	1,699,237	63,687,408
Fidelity Growth Company Fund	692,000	38,641,302
Fidelity Mid-Cap Stock Fund	1,656,040	39,248,153
Fidelity OTC Portfolio	949,711	32,423,120
Fidelity Small Cap Growth Fund	17,906	217,921
Fidelity Small Cap Independence Fund	11,613	234,924
Fidelity Small Cap Value Fund	18,317	217,605
Fidelity Value Fund	7,995	595,532
TOTAL EQUITY FUNDS (Cost $363,148,697)		407,345,294
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 0.1%
Fidelity Capital & Income Fund	75,671	634,122
Fidelity High Income Fund	71,662	634,208
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,268,330
Investment Grade Fixed-Income Funds - 40.1%
Fidelity Government Income Fund	29,357,660	303,558,205
Fidelity Intermediate Bond Fund	18,799,327	197,016,948
Fidelity Investment Grade Bond Fund	40,824,781	307,002,355
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		807,577,508
TOTAL FIXED-INCOME FUNDS (Cost $795,712,834)		808,845,838
Short-Term Funds - 39.6%

Fidelity Retirement Money Market Portfolio	791,132,502	791,132,502
Fidelity Short-Term Bond Fund	746,883	6,684,600
TOTAL SHORT-TERM FUNDS (Cost $797,817,719)		797,817,102
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,956,679,250)		$ 2,014,008,234
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,958,130,817. Net unrealized appreciation aggregated $55,877,417, of which $63,495,904 related to appreciated investment securities and $7,618,487 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 18, 2005